Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Central Index Key	dei_EntityCentralIndexKey	0000722885
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QBNAX
Pear Tree Polaris Small Cap Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QBNRX
Pear Tree Quality Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBOX
Pear Tree Quality Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QGIAX
Pear Tree Quality Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QGIRX
Pear Tree Axiom Emerging Markets World Equity Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFFOX
Pear Tree Axiom Emerging Markets World Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEMAX
Pear Tree Axiom Emerging Markets World Equity Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFFRX
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVOX
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVIX
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVRX
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSOX
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSIX
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSRX
Pear Tree PNC International Small Cap Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISOX
Pear Tree PNC International Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISIX
Pear Tree PNC International Small Cap Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QISRX